Expense Example {- FundsManager 60% Portfolio} - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-13 - FundsManager 60% Portfolio	May 27, 2022 USD ($)
VIP FundsManager 60% Portfolio-Service VIP
Expense Example:
1 year	$ 77
3 years	258
5 years	470
10 years	1,081
VIP FundsManager 60% Portfolio-Service 2 VIP
Expense Example:
1 year	92
3 years	305
5 years	551
10 years	$ 1,256